Sensitivites (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Schedule of sensitivity analysis for actuarial assumptions
Derivative financial instruments were used to manage foreign currency risk as follows:

	2022					2021
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	111	—	93	—	204	63	—	94	—	157
Financial investments	1,725	—	1,420	—	3,145	1,215	—	1,127	—	2,342
Borrowings	(22,910)	(7,052)	(14,118)	(1,385)	(45,465)	(12,210)	(5,351)	(12,660)	(999)	(31,220)
Pre-derivative position	(21,074)	(7,052)	(12,605)	(1,385)	(42,116)	(10,932)	(5,351)	(11,439)	(999)	(28,721)
Derivative effect	(1,378)	6,849	(7,570)	1,406	(693)	(826)	5,459	(5,494)	1,036	175
Net debt position	(22,452)	(203)	(20,175)	21	(42,809)	(11,758)	108	(16,933)	37	(28,546)
The currency exposure on other financial instruments is as follows:

	2022					2021
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	407	—	1,788	—	2,195	282	—	1,387	—	1,669
Trade and other payables	(1,459)	—	(2,554)	—	(4,013)	(1,207)	—	(1,878)	—	(3,085)
Other non-current liabilities	(90)	—	(253)	—	(343)	(77)	—	(288)	—	(365)
The table below sets out the sensitivity analysis for certain areas of estimation uncertainty set out in note 1F. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year. Note that the sensitivity analysis for the useful economic lives of our gas network assets is included in note 13.

	2022		2021
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Pensions and other post-retirement benefit liabilities (pre-tax)¹:
UK discount rate change of 0.5%²	12	1,002	4	952
US discount rate change of 0.5%²	16	650	17	730
UK RPI rate change of 0.5%³	11	733	3	723
UK long-term rate of increase in salaries change of 0.5%	4	88	1	42
US long-term rate of increase in salaries change of 0.5%	3	41	3	42
UK change of one year to life expectancy at age 65[4]	4	635	1	612
US change of one year to life expectancy at age 65	3	444	4	429
Assumed US healthcare cost trend rates change of 1%	24	414	26	437

Environmental provision:
10% change in estimated future cash flows	188	188	170	170
1.    The changes shown are a change in the annual pension and other post-retirement benefit service charge and change in the defined benefit obligations.
2.    A change in the discount rate is likely to occur as a result of changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans. In the UK, there would also be a £164 million (2021: £257 million) net assets offset from the buy-in policies, where the accounting value of the buy-in asset is set equal to the associated liabilities.
3.    The projected impact resulting from a change in RPI reflects the underlying effect on pensions in payment, pensions in deferment and resultant increases in salary assumptions. The buy-in policies would have a £119 million (2021: £190 million) net assets offset to the above.
4.    In the UK, the buy-in policies and the longevity swap entered into would have a £111 million (2021: £183 million) net assets offset to the above.

	2022		2021
	Income statement £m	Other equity reserves £m	Income statement £m	Other equity reserves £m
Financial risk (post-tax):
UK RPI change of 0.5%¹	18	—	25	—
UK interest rates change of 0.5%	41	134	12	98
US interest rates change of 0.5%	4	8	6	22
US dollar exchange rate change of 10%²	43	397	44	285
1.    Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).
2.    The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,670 million (2021: £1,425 million) in the opposite direction if the dollar exchange rate changed by 10%.
Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2022		2021
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Commodity price risk (post-tax):
10% increase in commodity prices	53	53	20	20
10% decrease in commodity prices	(54)	(54)	(21)	(21)

Assets and liabilities carried at fair value (post-tax):
10% fair value change in derivative financial instruments¹	(55)	(55)	14	14
10% fair value change in commodity contract derivative liabilities	20	20	6	6
1. The effect of a 10% change in fair value assumes no hedge accounting